Inventories Inventories (Tables)	12 Months Ended
Jun. 30, 2015
Inventory Detail Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

The inventories caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2015	2014
Finished products	$526,708	$532,968
Work in process	688,727	732,294
Raw materials	85,024	106,419
Total	$1,300,459	$1,371,681